Government Grants - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)
Disclosure Of Government Grants [Abstract]
Government grants recognized	$ 2,945	$ 2,945
Government grants outstanding and included in tax credits and government grants receivable	$ 2,174	$ 2,174